Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Owner-Occupied Property

Owner-occupied Property

	Property	Office equipment	Motor vehicles	Furniture and fixtures	Total
COST
At December 31, 2022	2,160,573	5,600	934,663	1,490	3,102,326

Additions	-	-	-	440	440
Disposal of subsidiaries	-	(621)	-	(958)	(1,579)
Translation adjustment	(61,214)	(157)	(26,481)	(42)	(87,894)
At December 31, 2023	2,099,359	4,822	908,182	930	3,013,293

Additions	-	-	396,710	-	396,710
Disposal	-	-	(439,189)	-	(439,189)
Translation adjustment	(57,349)	(132)	(24,206)	(25)	(81,712)
At December 31, 2024	2,042,010	4,690	841,497	905	2,889,102
ACCUMULATED DEPRECIATION AND IMPAIRMENT
At December 31, 2022	(68,418)	(2,419)	(241,480)	(305)	(312,622)
Depreciation for the year	(66,659)	(1,939)	(216,271)	(1,465)	(286,334)
Disposal of subsidiaries	-	621	-	958	1,579
Translation adjustment	2,118	73	7,420	10	9,621
At December 31, 2023	(132,959)	(3,664)	(450,331)	(802)	(587,756)
Depreciation for the year	(65,594)	(905)	(218,439)	(81)	(285,019)
Disposal	-	-	93,212	-	93,212
Translation adjustment	4,562	113	14,079	23	18,777
At December 31, 2024	(193,991)	(4,456)	(561,479)	(860)	(760,786)

CARRYING AMOUNT
At December 31, 2024	1,848,019	234	280,018	45	2,128,316
At December 31, 2023	1,966,400	1,158	457,851	128	2,425,537

Schedule of Straight-Line Basis for All Property, Plant And Equipment Over their Estimated Useful Lives of the Assets

Depreciation is provided on straight-line basis for all property, plant and equipment over their estimated useful lives of the assets as follows:

	Useful life	Residual Value
Property	30 years	5%
Office equipment	3 years	5%
Motor vehicles	4 years	5%
Furniture and fixtures	3 years	5%

Schedule of Plant and Building Include Buildings

Plant and building include buildings owned by the Company are set out below:

Location	Description	Gross area (m2)
8-101 Bojingwan Beiyuan, Hexi District, Tianjing, the PRC *	Office	242

*	The property was pledged to a Chinese Bank to secure the Company’s bank loan with principal amount of $616,497.